Basis of Presentation	12 Months Ended
Apr. 30, 2026
Basis Of Accounting [Abstract]
BASIS OF PRESENTATION
2.
BASIS OF PRESENTATION
(a)
Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board ("IASB"), ("IFRS Accounting Standards") and include the material accounting policies as described in Note 3.

Certain items have been reclassified in the prior year financial statements to conform to the presentation and classification used in the current year. These reclassifications had no effect on the Company's consolidated operating results, financial position or cash flows.

On July 21, 2026, the Board of Directors approved these consolidated financial statements and authorized them for issuance.

Basis of measurement

These consolidated financial statements have been prepared on the historical cost basis. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting, except for cashflow information.

(b)
Basis of consolidation

These consolidated financial statements include the financial statements of the Company and the following subsidiaries which are wholly owned and subject to control by the Company:

Name of Subsidiary	% Equity Interest - April 30, 2026	% Equity Interest - April 30, 2025, and 2024	Country of Incorporation	Functional Currency
ImmunoPrecise Antibodies (Canada) Ltd. d/ba/ MindWalk Biologics	100%	100%	Canada	Canadian dollar
ImmunoPrecise Antibodies (USA) Ltd. ("IPA USA")	100%	100%	USA	U.S. dollar
ImmunoPrecise Antibodies (N.D.) LTD	100%	100%	USA	U.S. dollar
ImmunoPrecise Antibodies (MA) LLC	100%	100%	USA	U.S. dollar
Talem Therapeutics LLC ("Talem")	100%	100%	USA	U.S. dollar
ImmunoPrecise Netherlands B.V.	100%	100%	Netherlands	Euro
ImmunoPrecise Antibodies (Europe) B.V. ("IPA Europe")	0%	100%	Netherlands	Euro
BioStrand B.V. d/b/a MindWalk	100%	100%	Belgium	Euro
Idea Family BV	100%	100%	Belgium	Euro
BioKey BV	100%	100%	Belgium	Euro
BioClue BV	100%	100%	Belgium	Euro

Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with an entity and has the ability to affect those returns through its power over the investee. Subsidiaries are fully consolidated from the date on which control is obtained and continue to be consolidated until the date that such control ceases. Intercompany balances, transactions and unrealized intercompany gains and losses are eliminated upon consolidation.

(c)
Functional and presentation currency

The functional currency of a company is the currency of the primary economic environment in which the company operates. The presentation currency for a company is the currency in which the company chooses to present its financial statements. The presentation currency of the Company is the Canadian dollar.

Foreign currency translation

Entities whose functional currencies differ from the presentation currency are translated into Canadian dollars as follows: assets and liabilities – at the closing rate as at the reporting date, and income and expenses – at the average rate of the period. All resulting changes are recognized in other comprehensive income as cumulative translation differences.

Foreign currency transactions

Transactions in foreign currencies are translated into the functional currency at exchange rates at the date of the transactions. Foreign currency monetary assets and liabilities are translated at the functional currency exchange rate at the reporting date. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using exchange rates as at the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined. All gains and losses on translation of these foreign currency transactions are included in profit or loss.

When the Company disposes of its entire interest in a foreign operation, or loses control, joint control, or significant influence over a foreign operation, the foreign currency gains or losses accumulated in other comprehensive income related to the foreign operation are recognized in profit or loss. If an entity disposes of part of an interest in a foreign operation which remains a subsidiary, a proportionate amount of foreign currency gains or losses accumulated in other comprehensive income related to the subsidiary are reallocated between controlling and non-controlling interests.

e)
Disposal of Subsidiary

On December 10, 2024, the Company's announced its intent to divest IPA Europe which represents the Company's Oss and Utrecht operation, located in the Netherlands. The transaction closed on August 6, 2025, and management determined that the disposal group met the criteria for classification as held for sale under IFRS 5 Non-current Assets Held for Sale and Discontinued Operations (IFRS 5) on that date. Accordingly, the consolidated statement of loss, comprehensive loss and cash flows have been recast to reflect the impact of the transaction as required under the relevant standards including IFRS 5.

The following table summarizes the major classes of line items included in income from discontinued operations, net of tax, as a result of the divestiture of IPA Europe and reclassification to discontinued operations:

			Year Ended April 30,
(in thousands)	2026 $	2025 $	2024 $
REVENUE	4,737	13,894	14,239
COST OF SALES	2,130	6,077	6,278
GROSS PROFIT	2,607	7,817	7,961
EXPENSES
Research and development	125	643	304
Sales and marketing	123	752	687
General and administrative	832	2,658	2,952
Amortization of intangible assets	109	418	602
	1,189	4,471	4,545
Income before other income (expenses) and income taxes	1,418	3,346	3,416
OTHER INCOME (EXPENSES)
Grant income	6	44	31
Interest, accretion and other income	—	12	1
Unrealized foreign exchange gain (loss)	(4)	(38)	10
	2	18	42
Income before income taxes	1,420	3,364	3,458
Income taxes	(267)	(451)	(272)
NET INCOME FROM DISCONTINUED OPERATIONS	1,153	2,913	3,186

The following table summarizes the major classes of line items included in the statement of financial position as a result of the divestiture of IPA Europe and reclassification to discontinued operations on August 6,2025:

(in thousands)
ASSETS
Current assets
Cash	643
Amounts receivable, net	3,071
Inventory	1,665
Unbilled revenue	646
Prepaid expense	817

Deposit on equipment	486
Property and equipment	11,361
Intangible assets	951
Goodwill	8,297
Total assets	27,937
LIABILITIES
Current liabilities
Accounts payable and accrued liabilities	1,047
Deferred revenue	723
Income taxes payable	1,030
Leases	9,429

Total liabilities	12,229

Net assets included in discontinued operations	15,708
Total liabilities and shareholders’ equity